Cover	Aug. 23, 2022
Cover [Abstract]
Entity Registrant Name	Zerify, INC.
Entity Central Index Key	0001285543
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 23, 2022
Entity File Number	000-55012
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	22-3827597
Entity Address Address Line 1	1090 King Georges Post Road
Entity Address Address Line 2	Suite 603
Entity Address City Or Town	Edison
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08837
City Area Code	732
Local Phone Number	661 9641
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false